FAIR VALUE (Details) (Recurring basis, Level 2 inputs, Foreign currency forward contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recurring basis | Level 2 inputs | Foreign currency forward contracts
FAIR VALUE.
Fair value of foreign currency forward contracts recorded in other receivable	$ 8	$ 26